II. ACCOUNTING POLICIES (Details Textual 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	50.00%
Number of outstanding shares	1,011,823,958	1,084,272,191	1,167,888,739
Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	11.46%
Usiminas [member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	3.96%
Proportion Of Shares Or Voting Rights In Subsidiary	6.76%
Treasury shares [member]
Disclosure of associates [line items]
Number of outstanding shares	60,170,972	78,485,337	12,648,091
Italy
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	$ 10.7
USA
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	0.6
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	$ 63.4
Techgen S.A. [member] | Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	48.00%
Techgen S.A. [member] | Tecpetrol International S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	30.00%
Techgen S.A. [member] | Tenaris [member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	22.00%